PARTNERS' CAPITAL	3 Months Ended
Mar. 31, 2017
Equity [Abstract]
PARTNERS' CAPITAL

11. PARTNERS' CAPITAL

A rollforward of the number of common limited partner and General Partner units follows.

	Common	General Partner	Total
Units, January 1, 2017	72,111,121	1,471,187	73,582,308
Net units issued under SMLP LTIP	184,277	—	184,277
Units issued under ATM Program	17,700	—	17,700
General Partner 2% capital contribution	—	4,591	4,591
Units, March 31, 2017	72,313,098	1,475,778	73,788,876

Unit Offerings. In January 2017, we completed a secondary underwritten public offering of 4,000,000 SMLP common units held by a subsidiary of Summit Investments pursuant to the 2016 SRS. We did not receive any proceeds from this offering.

At-the-market Program.  In February 2017, we executed a new equity distribution agreement and filed a prospectus and a prospectus supplement with the SEC for the issuance and sale from time to time of SMLP common units having an aggregate offering price of up to $150.0 million (the "ATM Program"). These sales will be made (i) pursuant to the terms of the equity distribution agreement between us and the sales agents named therein and (ii) by means of ordinary brokers' transactions at market prices, in block transactions or as otherwise agreed between us and the sales agents. Sales of our common units may be made in negotiated transactions or transactions that are deemed to be at-the-market offerings as defined by SEC Rules.

During the three months ended March 31, 2017, we sold 17,700 units under the ATM Program for aggregate gross proceeds of $0.4 million.  Following the effectiveness of the new ATM registration statement and after taking into account the aggregate sales price of common units sold under the ATM Program through March 31, 2017, we have the capacity to issue additional common units under the ATM Program up to an aggregate $149.6 million.

In March 2017, in accordance with the terms of our Partnership Agreement, our General Partner made a capital contribution to maintain its 2% general partner interest in SMLP.

Noncontrolling Interest.  We have recorded Summit Investments' indirect retained ownership interest in OpCo and its subsidiaries as a noncontrolling interest in the unaudited condensed consolidated financial statements.

Summit Investments' Equity in Contributed Subsidiaries.  Summit Investments' equity in contributed subsidiaries represents its position in the net assets of the 2016 Drop Down Assets that have been acquired by SMLP.  The balance also reflects net income attributable to Summit Investments for the 2016 Drop Down Assets for the periods beginning on their respective acquisition dates by Summit Investments and ending on the date they were acquired by the Partnership.  Net income or loss was attributed to Summit Investments for the 2016 Drop Down Assets for the period from January 1, 2016 to March 3, 2016.  Although included in partners' capital, any net income or loss attributable to Summit Investments is excluded from the calculation of EPU.

Cash Distributions Paid and Declared.  We paid the following per-unit distributions during the three months ended March 31:

	Three months ended March 31,
	2017	2016
Per-unit distributions to unitholders	$0.575	$0.575

On April 27, 2017, the Board of Directors of our General Partner declared a distribution of $0.575 per unit for the quarterly period ended March 31, 2017.  This distribution, which totaled $44.6 million, will be paid on May 15, 2017 to unitholders of record at the close of business on May 8, 2017.

Incentive Distribution Rights. Our general partner also currently holds IDRs that entitle it to receive increasing percentage allocations, up to a maximum of 50%, of the cash we distribute from operating surplus in excess of $0.46 per unit per quarter. Our payment of IDRs as reported in distributions to unitholders – general partner in the statement of partners' capital during the three months ended March 31 follow.

	Three months ended March 31,
	2017	2016
	(In thousands)
IDR payments	$2,100	$1,935

For the purposes of calculating net income attributable to General Partner in the statements of operations and partners' capital, the financial impact of IDRs is recognized in respect of the quarter for which the distributions were declared. For the purposes of calculating distributions to unitholders in the statements of partners' capital and cash flows, IDR payments are recognized in the quarter in which they are paid.